RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Class A ordinary shares (Details) - USD ($)	4 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class A ordinary shares subject to possible redemption	$ 232,300,000	$ 232,300,000
Class A Ordinary Shares Subject to Possible Redemption
Gross proceeds	230,000,000
Fair value of Public Warrants at issuance	(12,650,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(11,781,101)
Accretion on Class A ordinary shares subject to possible redemption amount	26,668,101
Class A ordinary shares subject to possible redemption	$ 232,300,000